Greater India Portfolio

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
India — 98.1%
Auto Components — 2.0%
Sona BLW Precision Forgings, Ltd.(1)(2)	460,377	$3,478,997
Sundram Fasteners, Ltd.	131,433	1,616,902
Tube Investments of India, Ltd.	77,320	1,440,694

		$6,536,593

Automobiles — 3.3%
Maruti Suzuki India, Ltd.	62,212	$6,121,155
Tata Motors, Ltd.(1)	1,018,204	4,530,022

		$10,651,177

Banks — 19.1%
Axis Bank, Ltd.(1)	1,491,259	$15,295,181
Federal Bank, Ltd.	1,650,418	1,865,329
HDFC Bank, Ltd.	211,515	4,515,867
ICICI Bank, Ltd.	2,774,975	26,114,703
Kotak Mahindra Bank, Ltd.	218,246	5,858,740
State Bank of India	1,232,068	7,468,594

		$61,118,414

Beverages — 1.2%
United Spirits, Ltd.(1)	326,120	$3,735,201

		$3,735,201

Building Products — 0.4%
Kajaria Ceramics, Ltd.	85,334	$1,357,541

		$1,357,541

Chemicals — 1.2%
Atul, Ltd.	11,387	$1,444,029
Navin Fluorine International, Ltd.	46,183	2,287,168

		$3,731,197

Construction & Engineering — 1.4%
Voltas, Ltd.	275,254	$4,521,628

		$4,521,628

Construction Materials — 2.8%
JK Cement, Ltd.	32,085	$1,342,442
UltraTech Cement, Ltd.	76,049	7,542,873

		$8,885,315

Consumer Finance — 1.3%
Mahindra & Mahindra Financial Services, Ltd.	594,130	$1,470,299
SBI Cards & Payment Services, Ltd.(1)	187,264	2,578,076

		$4,048,375

Security	Shares	Value
Diversified Financial Services — 2.2%
Bajaj Finserv, Ltd.	29,338	$7,018,929

		$7,018,929

Diversified Telecommunication Services — 0.9%
Tata Communications, Ltd.	159,952	$3,004,907

		$3,004,907

Electric Utilities — 1.0%
Tata Power Co., Ltd. (The)	1,572,314	$3,336,841

		$3,336,841

Electrical Equipment — 0.2%
Graphite India, Ltd.	83,106	$672,177

		$672,177

Electronic Equipment, Instruments & Components — 0.6%
Honeywell Automation India, Ltd.	3,034	$1,842,162

		$1,842,162

Food & Staples Retailing — 2.4%
Avenue Supermarts, Ltd.(1)(2)	132,905	$7,570,160

		$7,570,160

Food Products — 1.6%
Tata Consumer Products, Ltd.	467,358	$5,103,157

		$5,103,157

Gas Utilities — 0.6%
Gujarat Gas, Ltd.	225,147	$1,929,173

		$1,929,173

Health Care Providers & Services — 1.0%
Apollo Hospitals Enterprise, Ltd.	56,116	$3,374,407

		$3,374,407

Hotels, Restaurants & Leisure — 2.0%
Devyani International, Ltd.(1)	645,317	$1,007,608
Jubilant FoodWorks, Ltd.	96,621	5,258,402

		$6,266,010

Household Durables — 2.2%
Crompton Greaves Consumer Electricals, Ltd.	863,283	$5,572,685
Dixon Technologies India, Ltd.	26,438	1,629,283

		$7,201,968

Household Products — 2.0%
Hindustan Unilever, Ltd.	175,842	$6,375,540

		$6,375,540

Insurance — 2.8%
ICICI Lombard General Insurance Co., Ltd.(2)	150,940	$3,211,628
SBI Life Insurance Co., Ltd.(2)	348,308	5,672,608

		$8,884,236

Interactive Media & Services — 3.0%
Info Edge India, Ltd.	109,861	$9,487,857

		$9,487,857

Security	Shares	Value
Internet & Direct Marketing Retail — 1.5%
Zomato, Ltd.(1)	2,661,297	$4,904,724

		$4,904,724

IT Services — 18.6%
Coforge, Ltd.	53,741	$3,781,548
HCL Technologies, Ltd.	652,545	11,196,024
Infosys, Ltd.	1,511,167	33,967,672
Infosys, Ltd. ADR	44,140	982,115
Persistent Systems, Ltd.	52,252	2,616,740
Wipro, Ltd.(2)	817,450	6,960,179

		$59,504,278

Life Sciences Tools & Services — 2.8%
Divi’s Laboratories, Ltd.	105,010	$6,781,837
Syngene International, Ltd.(1)(2)	256,164	2,074,471

		$8,856,308

Machinery — 0.5%
Grindwell Norton, Ltd.	86,000	$1,590,523

		$1,590,523

Metals & Mining — 3.3%
APL Apollo Tubes, Ltd.(1)	188,390	$2,102,816
Hindalco Industries, Ltd.	909,561	5,954,220
Jindal Steel & Power, Ltd.(1)	455,205	2,360,490

		$10,417,526

Multiline Retail — 0.5%
Trent, Ltd.	113,576	$1,571,276

		$1,571,276

Oil, Gas & Consumable Fuels — 5.3%
Reliance Industries, Ltd.	505,000	$17,035,645

		$17,035,645

Personal Products — 2.0%
Emami, Ltd.	308,764	$2,372,739
Marico, Ltd.	538,582	3,970,442

		$6,343,181

Pharmaceuticals — 3.3%
Gland Pharma, Ltd.(1)(2)	63,976	$3,185,495
Ipca Laboratories, Ltd.	71,998	2,343,296
Lupin, Ltd.	197,697	2,512,173
Torrent Pharmaceuticals, Ltd.	58,307	2,406,915

		$10,447,879

Professional Services — 1.7%
L&T Technology Services, Ltd.(2)	51,123	$3,217,509
Quess Corp, Ltd.(2)	182,207	2,232,015

		$5,449,524

Real Estate Management & Development — 2.0%
Godrej Properties, Ltd.(1)	117,693	$3,659,371
Oberoi Realty, Ltd.(1)	214,170	2,768,790

		$6,428,161

Security	Shares	Value
Thrifts & Mortgage Finance — 1.4%
Housing Development Finance Corp., Ltd.	118,625	$4,368,052

		$4,368,052

Total India (identified cost $182,972,932)		$313,570,042

Total Common Stocks (identified cost $182,972,932)		$313,570,042

Total Investments — 98.1% (identified cost $182,972,932)		$313,570,042

Other Assets, Less Liabilities — 1.9%		$6,181,041

Net Assets — 100.0%		$319,751,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $37,603,062 or 11.8% of the Portfolio’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	115	Long	10/28/21	$4,048,460	$(24,869)

					$(24,869)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2021, the Portfolio entered into equity index futures contracts to manage cash flows.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$12,492,764	$—	$12,492,764
Consumer Discretionary	5,912,332	31,219,416	—	37,131,748
Consumer Staples	—	29,127,239	—	29,127,239
Energy	—	17,035,645	—	17,035,645
Financials	—	85,438,006	—	85,438,006
Health Care	—	22,678,594	—	22,678,594
Industrials	—	13,591,393	—	13,591,393
Information Technology	982,115	60,364,325	—	61,346,440
Materials	—	23,034,038	—	23,034,038
Real Estate	—	6,428,161	—	6,428,161
Utilities	—	5,266,014	—	5,266,014
Total Common Stocks	$6,894,447	$306,675,595 *	$—	$313,570,042
Total Investments	$6,894,447	$306,675,595	$—	$313,570,042

Liability Description
Futures Contracts	$—	$(24,869)	$—	$(24,869)
Total	$—	$(24,869)	$—	$(24,869)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.